Property, plant and equipment (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 11,373.1	€ 10,923.7	€ 10,847.0
Aircraft
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 11,065.5	€ 10,669.3	€ 10,612.3